Segment and geographic information	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment and geographic information
Note 19: - Segment and geographic information

Revenue attributable to the Company’s domicile and other geographic areas based on the location of the buyers was as follows for the years ended:

	December 31,
	2024	2023	2022
U.S.	$191,705	$178,450	$172,704
Europe	104,319	95,593	84,484
Asia Pacific	60,912	54,400	48,585
Rest of the world	30,959	29,664	28,153
Israel	3,586	3,268	3,440
Total	$391,481	$361,375	$337,366

The following table summarizes disaggregated revenue by marketplace revenue and services revenue for the years ended:

	December 31,
	2024	2023	2022
Marketplace Revenue	$303,069	$306,981	$296,263
Services Revenue	88,412	54,394	41,103
Total	$391,481	$361,375	$337,366

Property and equipment, net and ROU assets by geographical areas was as follows:

	December 31,
	2024	2023
Israel	$8,045	$10,622
U.S. and other	1,348	833
Total	$9,393	$11,455